S-K 1602(c) Dilution	Jun. 30, 2026 USD ($) $ / shares shares
Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.51
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.49
Net Tangible Book Value	$ (169,063)
Net Tangible Book Value, Adjusted	$ 108,998,207
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	16,750,000
Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.52
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.48
Net Tangible Book Value	$ (169,063)
Net Tangible Book Value, Adjusted	$ 125,332,907
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	19,232,500
Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.62
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.38
Net Tangible Book Value	$ (169,063)
Net Tangible Book Value, Adjusted	$ 72,998,207
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	13,000,000
Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.63
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.37
Net Tangible Book Value	$ (169,063)
Net Tangible Book Value, Adjusted	$ 83,932,907
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	14,920,000
Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.01
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.99
Net Tangible Book Value	$ (169,063)
Net Tangible Book Value, Adjusted	$ 36,998,207
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	9,250,000
Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6
Net Tangible Book Value	$ (169,063)
Net Tangible Book Value, Adjusted	$ 42,532,907
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	10,607,500
Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.18
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.82
Net Tangible Book Value	$ (169,063)
Net Tangible Book Value, Adjusted	$ 998,207
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,500,000
Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.18
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.82
Net Tangible Book Value	$ (169,063)
Net Tangible Book Value, Adjusted	$ 1,132,907
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	6,295,000
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.55
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.54
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.66
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.65
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.03
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.04
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.21
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.21
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 151,200,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	173,700,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	151,200,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	173,700,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	151,200,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	173,700,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	151,200,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	173,700,000
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	101,970
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	101,970
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	101,970
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	101,970
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	101,970
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	101,970
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	101,970
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	101,970
Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(134,700)
Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(134,700)
Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(134,700)
Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(134,700)
Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Deferred Underwriting Commission [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,500,000)
Less Deferred Underwriting Commission [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(5,175,000)
Less Deferred Underwriting Commission [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,000,000)
Less Deferred Underwriting Commission [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,450,000)
Less Deferred Underwriting Commission [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,500,000)
Less Deferred Underwriting Commission [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,725,000)
Less Deferred Underwriting Commission [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Deferred Underwriting Commission [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(37,500,000)
Less Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(43,125,000)
Less Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(75,000,000)
Less Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(86,250,000)
Less Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(150,000,000)
Less Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(172,500,000)
Less Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(112,500,000)
Less Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (129,375,000)
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Private Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	500,000
Private Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	545,000
Private Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	500,000
Private Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	545,000
Private Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	500,000
Private Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	545,000
Private Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	500,000
Private Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	545,000
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(3,750,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(4,312,500)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(7,500,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(8,625,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(15,000,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(17,250,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(11,250,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(12,937,500)